Segment Information - EBITDA Reconciliation to Net Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Adjusted EBITDA
Adjusted EBITDA	$ 310	$ 268	$ 234
Amortization of intangibles	(9)	(9)	(9)
Depreciation	(49)	(44)	(42)
Restructuring costs	(5)	(12)	(20)
Interest expense	(35)	(64)	(65)
Deal related transaction costs	(5)	(9)	0
Acquisition and divestiture related expenses	0	0	0
Foreign exchange	(1)	(1)	0
COVID-19 response costs	(6)	(12)	0
Non-service pension expense	0	(5)	(3)
Other one-time non-operational events	0	0	0
Income tax provision	(46)	(27)	(20)
Net earnings	154	85	75
ASC
Adjusted EBITDA
Depreciation	(33)	(30)	(29)
IMS
Adjusted EBITDA
Depreciation	(16)	(14)	(13)
Operating Segments | ASC
Adjusted EBITDA
Adjusted EBITDA	220	213	169
Restructuring costs	(5)	(6)	(6)
Operating Segments | IMS
Adjusted EBITDA
Adjusted EBITDA	90	55	63
Restructuring costs	0	(6)	(13)
Corporate & Eliminations
Adjusted EBITDA
Adjusted EBITDA	$ 0	$ 0	$ 2